UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                            CERTIFIED AMENDED REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04875

                   Name of Registrant: Royce Value Trust, Inc.

               Address of Registrant: 1414 Avenue of the Americas
                               New York, NY 10019

Name and address of agent for service:      John E. Denneen, Esquire
                                            1414 Avenue of the Americas
                                            New York, NY 10019

       Registrant's telephone number, including area code: (212) 486-1445
                      Date of fiscal year end: December 31
          Date of reporting period: January 1, 2002 - December 31, 2002


ITEM 1: REPORTS TO SHAREHOLDERS

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 94.2%
                                                       SHARES             VALUE
                                                       ------             -----

CONSUMER PRODUCTS - 7.4%
Apparel and Shoes - 2.6%
    Jones Apparel Group (a)                            81,500      $  2,888,360
    K-Swiss Cl. A                                     119,000         2,583,490
    Nautica Enterprises (a)                            85,700           952,127
    Oshkosh B'Gosh Cl. A                              104,300         2,925,615
    Polo Ralph Lauren Cl. A (a)                       150,000         3,264,000
    Timberland Company Cl. A (a)                       15,000           534,150
    Weyco Group                                       127,664         4,381,428
    Wolverine World Wide                               99,400         1,501,934
                                                                   ------------
                                                                     19,031,104
                                                                   ------------

Collectibles - 0.3%
    The Boyds Collection (a,d)                        210,100         1,397,165
    Enesco Group (a)                                  117,200           829,776
                                                                   ------------
                                                                      2,226,941
                                                                   ------------

Food/Beverage/Tobacco - 0.6%
    800 JR Cigar (a,e)                                172,400         2,241,200
    Hain Celestial Group (a)                           37,800           574,560
    Hershey Creamery                                      709         1,311,650
                                                                   ------------
                                                                      4,127,410
                                                                   ------------

Home Furnishing/Appliances - 1.0%
    Bassett Furniture Industries                      116,675         1,670,786
    Falcon Products (a)                               377,000         1,526,850
    La-Z-Boy (d)                                       68,200         1,635,436
    Lifetime Hoan                                     295,327         1,408,710
    Natuzzi ADR (b)                                    62,200           631,952
                                                                   ------------
                                                                      6,873,734
                                                                   ------------

Publishing - 0.6%
    Marvel Enterprises (a)                            304,400         2,733,512
    Scholastic Corporation (a)                         35,000         1,258,250
                                                                   ------------
                                                                      3,991,762
                                                                   ------------

Sports and Recreation - 1.2%
    Callaway Golf                                      35,000           463,750
    Coachmen Industries                                67,700         1,069,660
    Fleetwood Enterprises (a,d)                       234,300         1,839,255
    Monaco Coach (a)                                  123,950         2,051,372
    Sturm, Ruger & Co.                                258,400         2,472,888
    Thor Industries (d)                                22,100           760,903
                                                                   ------------
                                                                      8,657,828
                                                                   ------------

Other Consumer Products - 1.1%
    Burnham Corporation Cl. B                          18,000           648,000
    Fossil (a)                                         15,000           305,100
    Lazare Kaplan International (a)                   103,600           563,584
    Matthews International Cl. A                      196,000         4,376,876
    Oakley (a)                                        175,000         1,797,250
    Scotts (The) Cl. A (a)                             10,000           490,400
                                                                   ------------
                                                                      8,181,210
                                                                   ------------
TOTAL (Cost $39,087,482)                                             53,089,989
                                                                   ============

CONSUMER SERVICES - 5.4%
Leisure/Entertainment - 0.8%
    Ascent Media Group Cl. A (a)                      380,900           426,608
    Corus Entertainment Cl. B (a)                      22,000           262,900
    Hasbro                                             50,000           577,500
    Hearst-Argyle Television (a)                       11,000           265,210
   +Magna Entertainment Cl. A (a,d)                   140,800           872,960
    Shuffle Master (a,d)                               15,000           286,650
    Ticketmaster Cl. B (a)                            121,200         2,571,864
   +TiVo (a,d)                                         70,000           366,100
                                                                   ------------
                                                                      5,629,792
                                                                   ------------

Restaurants/Lodgings - 1.0%
   +Benihana Cl. A (a,d)                                2,500            33,750
    Four Seasons Hotels                                80,000         2,260,000
    IHOP Corporation (a)                              161,700         3,880,800
    Prime Hospitality (a)                             106,100           864,715
    Ryan's Family Steak Houses (a)                     40,900           464,215
                                                                   ------------
                                                                      7,503,480
                                                                   ------------

Retail Stores - 2.5%
    Big Lots (a)                                      307,200         4,064,256
    Charming Shoppes (a,d)                            753,400         3,149,212
    Claire's Stores                                   127,700         2,818,339
    PAYLESS SHOESOURCE (a)                             93,200         4,797,004
    Stein Mart (a)                                    192,800         1,176,080
    Urban Outfitters (a)                               83,800         1,975,166
                                                                   ------------
                                                                     17,980,057
                                                                   ------------

Other Consumer Services - 1.1%
    ITT Educational Services (a)                      120,000         2,826,000
    SOTHEBY'S HOLDINGS CL. A (a)                      500,200         4,501,800
    Strayer Education                                  10,000           575,000
                                                                   ------------
                                                                      7,902,800
                                                                   ------------
TOTAL (Cost $39,910,757)                                             39,016,129
                                                                   ============

FINANCIAL INTERMEDIARIES - 10.0%
Banking - 2.2%
    BOK Financial (a)                                 121,904         3,948,471
    Farmers & Merchants Bank of Long
      Beach                                             1,266         4,000,560
    First National Bank Alaska                          2,130         2,886,150
    Mechanics Bank                                        200         3,320,000
    Oriental Financial Group                           63,800         1,568,204
                                                                   ------------
                                                                     15,723,385
                                                                   ------------

Insurance - 7.4%
    Argonaut Group                                    187,000         2,758,250
    Erie Indemnity Company Cl. A (d)                  107,900         3,912,454
    Everest Re Group                                   25,300         1,399,090
    Fidelity National Financial                        13,275           435,818
    First American                                     31,700           703,740
    Leucadia National                                  57,900         2,160,249
    Markel Corporation (a)                              4,200           863,100
    NYMAGIC (a)                                        60,200         1,170,890
    Navigators Group (a)                               83,200         1,909,440
   +PICO Holdings (a)                                 151,100         2,029,273
    PMA Capital Cl. A (d)                             241,700         3,463,561
    PXRE Group                                        176,551         4,325,499
    The Phoenix Companies                              81,900           622,440
    PROASSURANCE (a)                                  430,170         9,033,570
    RLI                                               118,724         3,312,400
    Reinsurance Group of America (d)                   30,000           812,400
    Trenwick Group (d)                                212,260           152,827
    Wesco Financial                                    11,990         3,716,301
    WHITE MOUNTAINS INSURANCE GROUP (d)                25,600         8,268,800
    Zenith National Insurance                         106,900         2,514,288
                                                                   ------------
                                                                     53,564,390
                                                                   ------------

Securities Brokers - 0.4%
    E*TRADE Group (a)                                 575,000         2,794,500
                                                                   ------------
TOTAL (Cost $48,682,808)                                             72,082,275
                                                                   ============


FINANCIAL SERVICES - 6.3%
Information and Processing - 2.0%
   +Advent Software (a,d)                              33,000           449,790
    BARRA (a,d)                                        42,200         1,279,926
    eFunds Corporation (a)                            177,675         1,618,619
   +FactSet Research Systems (d)                      140,000         3,957,800

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                       SHARES             VALUE
                                                       ------             -----

FINANCIAL SERVICES (CONTINUED)
Information and Processing (continued)
    Fair, Isaac and Co.                                 5,190      $    221,613
    Global Payments                                    61,500         1,968,615
    Moody's Corporation                                50,000         2,064,500
    National Processing (a)                            20,000           321,000
    SEI Investments                                    93,200         2,533,176
                                                                   ------------
                                                                     14,415,039
                                                                   ------------

Insurance Brokers - 1.4%
    Brown & Brown                                      20,000           646,400
    Crawford & Co. Cl. A                              297,350         1,219,135
    Crawford & Co. Cl. B                               75,300           376,500
    Gallagher (Arthur J.) & Company                   106,200         3,120,156
    HILB, ROGAL & HAMILTON                            115,350         4,717,815
                                                                   ------------
                                                                     10,080,006
                                                                   ------------

Investment Management - 2.7%
    Affiliated Managers Group (a,d)                    60,000         3,018,000
    Alliance Capital Management
      Holding L.P. (d)                                139,000         4,309,000
    BKF Capital Group (a)                              94,000         1,659,100
    BlackRock Cl. A (a)                                35,000         1,379,000
    Eaton Vance (d)                                    80,200         2,265,650
    Federated Investors Cl. B                          15,000           380,550
    John Nuveen Company Cl. A                         119,200         3,021,720
   +Neuberger Berman                                  105,000         3,516,450
                                                                   ------------
                                                                     19,549,470
                                                                   ------------

Other Financial Services - 0.2%
    PRG-Schultz International (a)                     123,800         1,101,820
                                                                   ------------
TOTAL (Cost $33,842,910)                                             45,146,335
                                                                   ============

HEALTH - 8.3%
Commercial Services - 1.6%
    IDEXX Laboratories (a)                            104,100         3,466,530
    PAREXEL International (a)                         277,700         3,051,923
    Pharmaceutical Product
      Development (a)                                  10,000           292,700
    Quintiles Transnational (a)                       180,300         2,181,630
    Sybron Dental Specialties (a)                      21,000           311,850
    The TriZetto Group (a)                            190,200         1,167,828
    Young Innovations (a)                              57,550         1,339,188
                                                                   ------------
                                                                     11,811,649
                                                                   ------------

Drugs and Biotech - 2.1%
    Abgenix (a)                                        38,000           280,060
    Affymetrix (a)                                     86,600         1,982,274
   +Albany Molecular Research (a,d)                    40,000           591,640
    Antigenics (a,d)                                   38,500           394,240
    Applera Corporation-
      Celera Genomics Group (a,d)                     199,200         1,902,360
    Biopure Corporation Cl. A (a,d)                    43,200           160,704
    BioSource International (a)                         1,600             9,582
    Celgene Corporation (a)                            40,000           858,800
    Cerus Corporation (a,d)                            21,700           466,550
    Chiron Corporation (a,d)                           21,800           819,680
    Gene Logic (a)                                    308,100         1,937,949
    Genzyme Corporation - General
      Division (a)                                     28,000           827,960
    IDEC Pharmaceuticals (a)                           28,100           932,077
    Lexicon Genetics (a)                              256,200         1,211,826
    Millennium Pharmaceuticals (a)                     24,000           190,560
    Perrigo (a,d)                                     169,900         2,064,285
    Shire Pharmaceuticals
      Group ADR (a,b,d)                                20,853           393,913
                                                                   ------------
                                                                     15,024,460
                                                                   ------------

Health Services - 0.9%
    Covance (a)                                       132,700         3,263,093
    Gentiva Health Services (a)                        30,150           265,621
    Health Management Associates Cl. A                 27,400           490,460
    Lincare Holdings (a)                               24,600           777,852
    Manor Care (a)                                     38,300           712,763
    MedQuist (a)                                       73,893         1,497,072
                                                                   ------------
                                                                      7,006,861
                                                                   ------------

Personal Care - 0.6%
    Ocular Sciences (a,d)                             177,500         2,754,800
    Regis                                              57,200         1,486,628
                                                                   ------------
                                                                      4,241,428
                                                                   ------------

Surgical Products and Devices - 3.1%
    ARROW INTERNATIONAL (d)                           180,600         7,345,002
    CONMED (a)                                         38,500           754,215
    Datascope                                          37,000           917,637
    Diagnostic Products Corporation                    25,000           965,500
    Haemonetics (a,d)                                  92,900         1,993,634
    Invacare                                          100,000         3,330,000
    Novoste (a,d)                                      66,500           480,130
    STERIS (a)                                         48,600         1,178,550
    Varian Medical Systems (a)                         75,800         3,759,680
    Zoll Medical (a)                                   20,200           720,534
                                                                   ------------
                                                                     21,444,882
                                                                   ------------
TOTAL (Cost $54,015,112)                                             59,529,280
                                                                   ============

INDUSTRIAL PRODUCTS - 14.1%
Building Systems and Components - 1.2%
    Decker Manufacturing                                6,022           218,298
    Preformed Line Products Company                   131,600         2,193,772
    SIMPSON MANUFACTURING (a)                         190,400         6,264,160
                                                                   ------------
                                                                      8,676,230
                                                                   ------------

Construction Materials - 1.9%
    ASH GROVE CEMENT COMPANY CL. B                     50,518         6,377,897
    FLORIDA ROCK INDUSTRIES                           158,800         6,042,340
    Oregon Steel Mills (a)                            247,900           996,558
                                                                   ------------
                                                                     13,416,795
                                                                   ------------

Industrial Components - 1.5%
    Bel Fuse Cl. A (a)                                  6,300           114,030
    Belden (d)                                         47,800           727,516
    Donaldson Company                                  26,000           936,000
    Kaydon Corporation                                161,200         3,419,052
    Penn Engineering & Manufacturing                  251,600         2,679,540
    Penn Engineering & Manufacturing
      Cl. A                                            77,600           869,120
    PerkinElmer                                       135,000         1,113,750
    Powell Industries (a)                              32,400           553,360
    Woodhead Industries                                45,400           513,020
                                                                   ------------
                                                                     10,925,388
                                                                   ------------

Machinery - 3.4%
    COHERENT (a)                                      233,700         4,662,315
    Federal Signal (d)                                 58,600         1,138,012
    Graco                                              26,550           760,658
    LINCOLN ELECTRIC HOLDINGS                         237,880         5,506,922
    National Instruments (a,d)                         41,100         1,335,339
    Nordson Corporation                               172,200         4,275,726
    Oshkosh Truck                                       5,000           307,500
    PAXAR (a)                                         175,100         2,582,725
    Woodward Governor                                  83,600         3,636,600
                                                                   ------------
                                                                     24,205,797
                                                                   ------------

Paper and Packaging - 0.4%
    Peak International (a)                            408,400         1,547,836
    Sealed Air (a)                                     34,000         1,268,200
                                                                   ------------
                                                                      2,816,036
                                                                   ------------

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
                                                       ------             -----
INDUSTRIAL PRODUCTS (CONTINUED)
Pumps, Valves and Bearings - 0.8%
    Baldor Electric (d)                                62,900      $  1,242,275
    ConBraCo Industries (a)                             7,630           572,250
    Denison International ADR (a,b)                    89,400         1,430,400
    Franklin Electric                                  23,600         1,133,036
    NN                                                127,100         1,269,729
                                                                   ------------
                                                                      5,647,690
                                                                   ------------

Specialty Chemicals and Materials - 1.2%
    Arch Chemicals                                     38,200           697,150
    CFC International (a)                             123,500           549,575
    Hawkins                                           301,278         2,708,489
    MACDERMID                                         211,631         4,835,768
                                                                   ------------
                                                                      8,790,982
                                                                   ------------

Textiles - 0.3%
    Fab Industries (a)                                 67,700           551,755
    Unifi (a)                                         265,100         1,391,775
                                                                   ------------
                                                                      1,943,530
                                                                   ------------

Other Industrial Products - 3.4%
    BHA Group Holdings (a)                            187,252         3,211,372
    Brady Corporation Cl. A                            79,400         2,647,990
    Diebold                                           100,000         4,122,000
    IMPCO Technologies (a,d)                           15,500            72,695
    KIMBALL INTERNATIONAL CL. B                       334,880         4,772,040
    Maxwell Technologies (a,d)                         26,500           160,325
    Myers Industries                                   52,727           564,179
    Peerless Mfg. (a,c)                               158,600         1,316,380
    Steelcase Cl. A                                    82,500           904,200
    Trinity Industries (d)                             20,000           379,200
    VELCRO INDUSTRIES                                 525,800         4,811,070
    Wescast Industries Cl. A                           56,000         1,394,400
                                                                   ------------
                                                                     24,355,851
                                                                   ------------
TOTAL (Cost $73,264,335)                                            100,778,299
                                                                   ============

INDUSTRIAL SERVICES - 12.9%
Advertising/Publishing - 0.8%
    Catalina Marketing (a,d)                           60,000         1,110,000
    Grey Global Group                                   3,817         2,332,569
    Interpublic Group of Companies                    180,000         2,534,400
                                                                   ------------
                                                                      5,976,969
                                                                   ------------

Commercial Services - 4.2%
    ABM Industries                                    119,200         1,847,600
    ALLIED WASTE INDUSTRIES (a)                       594,800         5,948,000
    Carlisle Holdings (a)                             204,900           563,475
    Central Parking                                    89,200         1,682,312
   +Convergys Corporation (a)                         144,000         2,181,600
    Cornell Companies (a,d)                           124,400         1,119,600
    iGATE Corporation (a)                             139,500           365,490
    Iron Mountain (a)                                 127,450         4,207,125
    Korn/Ferry International (a)                       87,400           653,752
    Learning Tree International (a,d)                  53,400           731,580
    MPS Group (a)                                     294,300         1,630,422
    Manpower                                           55,800         1,780,020
   +Metro One Telecommunications (a,d)                 25,000           161,250
    New Horizons Worldwide (a)                        136,500           539,175
    On Assignment (a)                                  78,800           671,376
    RemedyTemp Cl. A (a)                               78,500         1,099,000
   +Renaissance Learning (a,d)                         10,000           189,000
    Spherion Corporation (a)                          109,000           730,300
   +TRC Companies (a,d)                                52,000           682,760
    TMP Worldwide (a)                                 149,000         1,685,190
    West Corporation (a)                               75,000         1,245,000
                                                                   ------------
                                                                     29,714,027
                                                                   ------------
Engineering and Construction - 0.4%
    Clayton Homes (d)                                  25,000           304,500
    EMCOR Group (a)                                    15,000           795,150
    Jacobs Engineering Group (a,d)                     20,000           712,000
    McDermott International (a)                        71,000           310,980
    Washington Group International (a)                 50,000           797,500
                                                                   ------------
                                                                      2,920,130
                                                                   ------------

Food/Tobacco Processors - 1.3%
    FARMER BROS.                                       22,000         6,798,000
    MGP Ingredients                                   321,200         2,505,360
                                                                   ------------
                                                                      9,303,360
                                                                   ------------

Industrial Distribution - 1.0%
    Central Steel & Wire                                3,699         1,764,423
    RITCHIE BROS. AUCTIONEERS (a,d)                   155,200         5,020,720
                                                                   ------------
                                                                      6,785,143
                                                                   ------------

Printing - 1.5%
    BOWNE & CO.                                       383,100         4,578,045
    Ennis Business Forms                               62,700           728,574
    Moore Corporation (a)                              90,700           825,370
    New England Business Service                      178,300         4,350,520
                                                                   ------------
                                                                     10,482,509
                                                                   ------------

Transportation and Logistics - 3.1%
    Airborne                                          100,000         1,483,000
    AirNet Systems (a)                                219,000         1,077,480
    Atlas Air Worldwide Holdings (a,d)                165,000           249,150
    C. H. Robinson Worldwide                           40,000         1,248,000
    CNF                                                62,600         2,080,824
    Continental Airlines Cl. B (a,d)                  150,000         1,087,500
    EGL (a)                                           198,525         2,828,981
   +Forward Air (a)                                    95,000         1,843,950
    Frozen Food Express Industries (a)                306,635           796,331
    Hub Group Cl. A (a)                                77,000           369,600
    Landstar System (a,d)                              35,800         2,089,288
    Patriot Transportation Holding (a)                136,300         3,775,510
    Pittston Brink's Group                            137,278         2,536,897
    UTI Worldwide (d)                                  45,000         1,181,250
                                                                   ------------
                                                                     22,647,761
                                                                   ------------

Other Industrial Services - 0.6%
    Landauer                                          117,900         4,097,025
    Republic Services (a)                              18,600           390,228
                                                                   ------------
                                                                      4,487,253
                                                                   ------------
TOTAL (Cost $81,661,251)                                             92,317,152
                                                                   ============

NATURAL RESOURCES - 6.4%
Energy Services - 2.4%
    Carbo Ceramics                                    105,600         3,558,720
    ENSCO International                                 6,443           189,746
    Global Industries (a)                             119,500           498,315
    Helmerich & Payne                                  98,400         2,746,344
    Input/Output (a)                                  540,100         2,295,425
    Precision Drilling (a)                             37,500         1,220,250
    Tidewater                                          21,600           671,760
   +Universal Compression Holdings (a)                115,000         2,199,950
    Willbros Group (a)                                460,600         3,786,132
                                                                   ------------
                                                                     17,166,642
                                                                   ------------

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
                                                       ------             -----
NATURAL RESOURCES (CONTINUED)
Oil and Gas - 2.0%
    Tom Brown (a)                                      76,000      $  1,907,600
   +Cimarex Energy (a)                                138,170         2,473,243
    DENBURY RESOURCES (a)                             402,600         4,549,380
    EOG Resources (d)                                   5,000           199,600
    Holly Corporation                                  20,000           437,000
    Husky Energy                                       75,000           781,952
    PetroCorp (a)                                     155,400         1,592,850
    3TEC Energy (a)                                   124,200         1,762,398
    Toreador Resources (a)                            100,300           251,753
    Vintage Petroleum                                  48,300           509,565
                                                                   ------------
                                                                     14,465,341
                                                                   ------------

Precious Metals and Mining - 0.8%
    AngloGold ADR (b)                                 111,900         3,833,694
   +Glamis Gold (a,d)                                  70,000           793,800
    Gold Fields ADR (b)                                57,800           806,888
    MK Gold (a)                                       517,900           220,108
                                                                   ------------
                                                                      5,654,490
                                                                   ------------

Real Estate - 1.2%
    Alico                                              52,000         1,383,200
    Chelsea Property Group                             55,000         1,832,050
    Consolidated-Tomoka Land                           13,564           261,107
    Public Storage                                     45,000         1,453,950
    Trammell Crow Company (a)                         432,400         3,891,600
                                                                   ------------
                                                                      8,821,907
                                                                   ------------
TOTAL (Cost $36,026,788)                                             46,108,380
                                                                   ============

TECHNOLOGY - 18.5%
Aerospace/Defense - 1.2%
    Curtiss-Wright (d)                                 58,300         3,720,706
    Ducommun (a)                                      182,300         2,889,455
    Herley Industries (a)                              30,000           522,240
    Integral Systems (a)                               74,800         1,499,740
                                                                   ------------
                                                                      8,632,141
                                                                   ------------

Components and Systems - 5.2%
    Adaptec (a)                                        99,500           562,175
    Advanced Digital Information (a)                   90,000           603,900
    American Power Conversion (a,d)                   231,200         3,502,680
    Analogic                                            5,000           251,440
    Cognex Corporation (a)                            163,400         3,011,462
    DDi Corporation (a)                                20,000             4,400
    Dionex (a)                                         96,000         2,852,160
    Excel Technology (a)                              168,500         3,014,465
    Imation Corporation (a)                            35,700         1,252,356
    InFocus Corporation (a)                            79,000           486,640
    KEMET (a)                                         135,000         1,179,900
    Kronos (a)                                         35,850         1,326,092
    Newport (a,d)                                     102,600         1,288,656
    Pemstar (a,d)                                     245,000           553,700
    Perceptron (a)                                    397,400           854,410
    Radiant Systems (a)                                57,500           553,725
    Rainbow Technologies (a)                          116,900           838,173
    REMEC (a)                                         214,200           831,096
    Scitex (a)                                        245,700           346,437
    Storage Technology (a)                             90,000         1,927,800
    Symbol Technologies                               304,900         2,506,278
    TTM Technologies (a)                              280,500           928,175
    TECHNITROL                                        285,900         4,614,426
    Vishay Intertechnology (a)                         73,900           826,202
    Zebra Technologies Cl. A (a)                       62,500         3,581,250
                                                                   ------------
                                                                     37,697,998
                                                                   ------------

Distribution - 2.4%
    Anixter International (a)                          41,900           974,175
    Arrow Electronics (a)                             326,100         4,170,819
    Avnet (a)                                         405,355         4,389,995
    Benchmark Electronics (a,d)                        45,400         1,301,164
    Plexus (a)                                        269,600         2,367,088
    Tech Data (a)                                     151,500         4,084,440
                                                                   ------------
                                                                     17,287,681
                                                                   ------------

Internet Software and Services - 0.5%
    CNET Networks (a)                                 379,400         1,028,174
    CryptoLogic (a,d)                                 202,000           955,460
    DoubleClick (a)                                   196,700         1,113,322
    RealNetworks (a)                                   85,400           325,374
    Vastera (a)                                        15,000            84,765
                                                                   ------------
                                                                      3,507,095
                                                                   ------------

IT Services - 3.7%
    American Management Systems (a)                   331,900         3,979,481
    Answerthink (a)                                   655,000         1,637,500
   +BearingPoint (a)                                  340,000         2,346,000
    CGI Group Cl. A (a,d)                             106,700           466,279
    Covansys Corporation (a)                          251,600           945,513
    DiamondCluster International
      Cl. A (a)                                       233,900           734,446
    Forrester Research (a)                             91,500         1,424,655
    Gartner Cl. A (a)                                 166,000         1,527,200
    Keane (a)                                         467,000         4,198,330
    MAXIMUS (a,d)                                      88,000         2,296,800
    Perot Systems Cl. A (a)                           115,100         1,233,872
    QRS Corporation (a)                                57,500           379,500
    Sapient Corporation (a,d)                       1,099,400         2,253,770
    Syntel (a)                                         65,300         1,371,953
    Unisys Corporation (a)                            215,000         2,128,500
                                                                   ------------
                                                                     26,923,799
                                                                   ------------

Semiconductors and Equipment - 2.2%
    BE Semiconductor Industries (a)                    58,000           255,200
    Credence Systems (a)                               10,600            98,898
    Cymer (a,d)                                        14,500           467,625
    DuPont Photomasks (a)                              35,000           813,750
    Electroglas (a,d)                                 281,700           433,818
    Exar (a)                                           87,300         1,082,520
    Fairchild Semiconductor Cl. A (a)                 175,000         1,874,250
    Helix Technology                                   51,900           581,280
   +Integrated Circuit Systems (a)                    140,600         2,565,950
    Intevac (a)                                       191,850           765,482
    Kulicke & Soffa Industries (a,d)                  105,800           605,176
    Lam Research (a)                                   45,000           486,000
    Lattice Semiconductor (a)                         264,000         2,315,280
    Mentor Graphics (a)                               225,700         1,774,002
    National Semiconductor (a)                         23,200           348,232
    Novellus Systems (a)                               12,000           336,960
    NVIDIA Corporation (a,d)                           35,000           402,850
    Veeco Instruments (a,d)                            65,000           751,400
                                                                   ------------
                                                                     15,958,673
                                                                   ------------

Software - 1.8%
    Adobe Systems                                      30,000           744,030
    ANSYS (a,d)                                        45,500           919,100
    Aspen Technology (a,d)                             27,100            76,693
    Autodesk                                          251,000         3,589,300
    Business Objects ADR (a,d)                         25,500           382,500

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
                                                       ------             -----
TECHNOLOGY (CONTINUED)
Software (continued)
    JDA Software Group (a)                            149,900      $  1,448,034
    MRO Software (a)                                   46,000           558,670
    MSC.Software (a)                                   42,600           328,872
    Macromedia (a)                                     61,600           656,040
    Manugistics Group (a,d)                            49,200           118,080
    Novell (a)                                         90,000           300,600
    Phoenix Technologies (a)                           40,900           235,993
    Progress Software (a)                              50,500           653,975
    SPSS (a)                                          107,500         1,503,925
    Transaction Systems Architects
      Cl. A (a)                                       237,300         1,542,450
                                                                   ------------
                                                                     13,058,262
                                                                   ------------

Telecommunications - 1.5%
    ADC Telecommunications (a)                        113,000           236,170
   +ADTRAN (a,d)                                       40,000         1,316,000
    Allegiance Telecom (a,d)                        2,516,700         1,686,189
   +Andrew Corporation (a,d)                           30,000           308,400
    Globecomm Systems (a)                             243,700           913,875
    IDT Corporation (a)                                25,000           432,250
    IDT Corporation Cl. B (a)                          40,000           620,400
    Inet Technologies (a)                              65,000           396,500
    Level 3 Communications (a,d)                      488,400         2,393,160
    Liberty Satellite & Technology
      Cl. A (a,d)                                     116,530           308,804
    PECO II (a)                                        93,600            59,904
    Plantronics (a)                                    55,100           833,663
    Time Warner Telecom Cl. A (a,d)                   242,000           510,620
   +Tollgrade Communications (a,d)                     35,500           416,415
                                                                   ------------
                                                                     10,432,350
                                                                   ------------
TOTAL (Cost $161,093,372)                                           133,497,999
                                                                   ============
MISCELLANEOUS - 4.9%
TOTAL (Cost $39,674,965)                                             35,529,837
                                                                   ============
TOTAL COMMON STOCKS
  (Cost $607,259,780)                                               677,095,675
                                                                   ============
PREFERRED STOCKS - 0.1%
   +Aristotle Corporation 11.00% Conv.                  4,800            38,160
    SVB Capital I 8.25%                                20,000           484,000
                                                                   ------------
TOTAL PREFERRED STOCKS
  (Cost $531,005)                                                       522,160
                                                                   ============

                                                   PRINCIPAL
                                                     AMOUNT
                                                   ---------

CORPORATE BONDS - 0.2%
Dixie Group 7.00%
    Conv. Sub. Deb. due 5/15/12                   $   584,000           297,840
Richardson Electronics 7.25% (c)
    Conv. Sub. Deb. due 12/15/06                    1,319,000         1,055,200
                                                                   ------------
TOTAL CORPORATE BONDS
    (Cost $1,555,818)                                                 1,353,040
                                                                   ============
U.S. TREASURY OBLIGATIONS - 4.3%
U.S. Treasury Notes
    4.25%, due 3/31/03                             25,000,000        25,185,550
   +7.50%, due 2/15/05                              5,000,000         5,606,640
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $30,461,424)                                               30,792,190
                                                                   ============
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Company,
    0.50% dated 12/31/02, due 1/2/03,
    maturity value $8,646,240
    (collateralized by U.S. Treasury Bonds,
    6.00% due 2/15/26, valued at $8,820,698)
    (Cost $8,646,000)                                                 8,646,000
                                                                   ============
TOTAL INVESTMENTS - 100.0%
    (Cost $648,454,027)                                             718,409,065

CASH AND OTHER ASSETS
    LESS LIABILITIES                                                  2,366,558

PREFERRED STOCK                                                    (160,000,000)
                                                                   ------------

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                       $560,775,623
                                                                   ============

--------------------------------------------------------------------------------
     (a) Non-income producing.
     (b) American Depository Receipt.
     (c) At December 31, 2002, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
     (d) A portion of these securities were on loan at December 31, 2002. Total market value of loaned securities at December 31, 2002 was $23,072,285.
     (e) A security for which market quotations are no longer readily available represents 0.3% of investments. This security has been valued at its fair value under procedures established by the Fund's Board of Directors.
      +  New additions in 2002.
         BOLD INDICATES THE FUND'S LARGEST 20 EQUITY HOLDINGS IN TERMS OF DECEMBER 31, 2002 MARKET VALUE.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $652,067,259. At December 31, 2002, net unrealized appreciation for all securities was $66,341,806, consisting of aggregate gross unrealized appreciation of $170,833,078 and aggregate gross unrealized depreciation of $104,491,272. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 2002
--------------------------------------------------------------------------------
ASSETS:
Investments at value (identified cost $639,808,027)                $709,763,065
Repurchase agreement (at cost and value)                              8,646,000
Cash                                                                         32
Collateral from brokers on securities loaned                         25,147,370
Receivable for investments sold                                       6,380,230
Receivable for dividends and interest                                 1,011,806
Prepaid expenses                                                         23,624
--------------------------------------------------------------------------------
    Total Assets                                                    750,972,127
--------------------------------------------------------------------------------
LIABILITIES:
Payable for collateral on securities loaned                          25,147,370
Payable for investments purchased                                     3,821,040
Payable for investment advisory fee                                     802,926
Preferred dividends accrued but not yet declared                        266,225
Accrued expenses                                                        158,943
--------------------------------------------------------------------------------
    Total Liabilities                                                30,196,504
--------------------------------------------------------------------------------
PREFERRED STOCK:
7.80% Cumulative Preferred Stock - $0.001 par value,
  $25 liquidation value per share; 2,400,000 shares outstanding      60,000,000
7.30% Tax-Advantaged Cumulative Preferred Stock - $0.001 par
  value, $25 liquidation value per share; 4,000,000 shares
  outstanding                                                       100,000,000
--------------------------------------------------------------------------------
    Total Preferred Stock                                           160,000,000
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                       $560,775,623
--------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Par value of Common Stock - $0.001 per share;
  42,417,362 shares outstanding (150,000,000 shares authorized)    $     42,417
Additional paid-in capital                                          496,006,603
Accumulated net realized loss on investments                         (3,813,147)
Net unrealized appreciation on investments                           69,955,038
Preferred dividends accrued but not yet declared                       (266,224)
--------------------------------------------------------------------------------
Net Assets applicable to Common Stockholders
  (net asset value per share - $13.22)                             $560,775,623
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    Year ended       Year ended
                                                   December 31,     December 31,
                                                       2002             2001
                                                   ------------     ------------

INVESTMENT OPERATIONS:
    Net investment income (loss)                  $    (583,347)  $   2,247,245
    Net realized gain on investments                 62,933,497      53,961,553
    Net change in unrealized appreciation
      on investments                               (156,381,089)     46,195,029
--------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         resulting from investment operations       (94,030,939)    102,403,827
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
    Net investment income                              (581,030)       (370,182)
    Net realized gain on investments                (11,398,970)    (11,609,818)
--------------------------------------------------------------------------------
       Total distributions to Preferred
         Stockholders                               (11,980,000)    (11,980,000)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE
  TO COMMON STOCKHOLDERS RESULTING FROM
  INVESTMENT OPERATIONS                            (106,010,939)     90,423,827
--------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
    Net investment income                            (2,981,664)     (1,768,474)
    Net realized gain on investments                (58,496,049)    (55,464,014)
--------------------------------------------------------------------------------
       Total distributions to Common Stockholders   (61,477,713)    (57,232,488)
--------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
    Reinvestment of distributions to Common
      Stockholders                                   39,123,307      32,687,267
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    APPLICABLE TO COMMON STOCKHOLDERS              (128,365,345)     65,878,606
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
    Beginning of year                               689,140,968     623,262,362
--------------------------------------------------------------------------------
    End of year (including undistributed net
      investment income of $2,116,678 in 2001)    $ 560,775,623    $689,140,968
--------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                            YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
    Dividends                                                     $   7,614,855
    Interest                                                          2,842,281
--------------------------------------------------------------------------------
Total income                                                         10,457,136
--------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                         10,689,280
    Stockholder reports                                                 306,974
    Administrative and office facilities expenses                       210,877
    Custody and transfer agent fees                                     213,265
    Directors' fees                                                     115,005
    Professional fees                                                    68,790
    Other expenses                                                      101,360
--------------------------------------------------------------------------------
Total expenses                                                       11,705,551
Fees waived by investment advisor                                      (665,068)
--------------------------------------------------------------------------------
Net expenses                                                         11,040,483
--------------------------------------------------------------------------------
Net investment income (loss)                                           (583,347)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                     62,933,497
Net change in unrealized appreciation on investments               (156,381,089)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (93,447,592)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS     (94,030,939)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS                             (11,980,000)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS APPLICABLE TO
  COMMON STOCKHOLDERS RESULTING FROM INVESTMENT OPERATIONS        $(106,010,939)
--------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share of Common Stock outstanding throughout each period, and to assist stockholders in evaluating the Fund's performance for the periods presented.

                                                                                      Years ended December 31,
                                                                ------------------------------------------------------------------
                                                                        2002       2001        2000         1999        1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $17.31      $16.56     $15.77       $15.72      $16.91
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income (loss)                                         (0.02)       0.05       0.18         0.26        0.17
   Net realized and unrealized gain (loss) on investments               (2.25)       2.58       2.58         1.65        0.67
----------------------------------------------------------------------------------------------------------------------------------
      Total investment operations                                       (2.27)       2.63       2.76         1.91        0.84
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
   Net investment income                                                (0.01)      (0.01)     (0.03)       (0.04)      (0.03)
   Net realized gain on investments                                     (0.28)      (0.30)     (0.30)       (0.32)      (0.26)
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions to Preferred Stockholders                     (0.29)      (0.31)     (0.33)       (0.36)      (0.29)
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
      COMMON STOCKHOLDERS RESULTING FROM INVESTMENT OPERATIONS          (2.56)       2.32       2.43         1.55        0.55
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Net investment income                                                (0.07)      (0.05)     (0.13)       (0.15)      (0.16)
   Net realized gain on investments                                     (1.44)      (1.44)     (1.35)       (1.22)      (1.38)
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions to Common Stockholders                        (1.51)      (1.49)     (1.48)       (1.37)      (1.54)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
   Effect of reinvestment of distributions by Common Stockholders       (0.02)      (0.08)     (0.16)       (0.13)      (0.09)
   Effect of Preferred Stock offering                                       -           -          -           -        (0.11)
----------------------------------------------------------------------------------------------------------------------------------
      Total capital stock transactions                                  (0.02)      (0.08)     (0.16)       (0.13)      (0.20)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $13.22      $17.31     $16.56       $15.77      $15.72
----------------------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                            $13.25      $15.72    $14.438      $13.063      $13.75
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a):
Market Value                                                             (6.9)%      20.0%      22.7%         5.7%        1.5%
Net Asset Value                                                         (15.6)%      15.2%      16.6%        11.7%        3.3%
RATIOS BASED ON AVERAGE NET ASSETS APPLICABLE TO
   COMMON STOCKHOLDERS:
Total expenses (b,c)                                                     1.72%       1.61%      1.43%        1.39%       1.31%
   Management fee expense                                                1.56%       1.45%      1.25%        1.18%       1.10%
   Other operating expenses                                              0.16%       0.16%      0.18%        0.21%       0.21%
Net investment income (loss)                                            (0.09)%      0.35%      1.18%        1.47%       1.11%
SUPPLEMENTAL DATA:
Net Assets Applicable to Common Stockholders,
 End of Period (in thousands)                                        $560,776    $689,141   $623,262     $552,928    $516,963
Liquidation Value of Preferred Stock, End of Period
 (in thousands)                                                      $160,000    $160,000   $160,000     $160,000    $160,000
Portfolio Turnover Rate                                                    35%         30%        36%          41%         43%
PREFERRED STOCK:
Total shares outstanding                                            6,400,000   6,400,000  6,400,000    6,400,000   6,400,000
Asset coverage per share                                              $112.62     $132.68    $122.38      $111.40     $105.78
Liquidation preference per share                                       $25.00      $25.00     $25.00       $25.00      $25.00
Average market value per share:
   7.80% Cumulative (d)                                                $26.37      $25.70     $23.44       $24.98      $25.91
   7.30% Tax-Advantaged Cumulative (d)                                 $25.82      $25.37     $22.35       $24.24      $25.43
----------------------------------------------------------------------------------------------------------------------------------

(a) The Market Value Total Return is calculated assuming a purchase of Common Stock on the opening of the first business day and a sale on the closing of the last business day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's Distribution Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase and sale dates instead of market value.
(b) Expense ratios based on total average net assets including liquidation value of Preferred Stock were 1.38%, 1.30%, 1.12%, 1.06% and 1.06% for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(c) Expense ratios based on average net assets applicable to Common Stockholders before waiver of fees by the investment adviser would have been 1.82%, 1.65%, 1.51%, 1.48% and 1.34% for the periods ended December 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(d) The average of month-end market values during the period.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
           Royce Value Trust, Inc. ("the Fund") was incorporated under the laws of the State of Maryland on July 1, 1986 as a diversified closed-end investment company. The Fund commenced operations on November 26, 1986. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

       VALUATION OF INVESTMENTS:
           Securities listed on an exchange or on the Nasdaq National Market System (NMS) are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq NMS securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

       INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
           Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

       EXPENSES:
           The Fund incurs direct and indirect expenses. Expenses directly attributable to the Fund are charged to the Fund's operations, while expenses applicable to more than one of the Royce Funds are allocated in an equitable manner. Allocated personnel and occupancy costs related to The Royce Funds are included in administrative and office facilities expenses. The Fund has adopted a deferred fee agreement that allows the Fund's Directors to defer the receipt of all or a portion of Directors' Fees otherwise payable. The deferred fees remain invested in certain Royce Funds until distributed in accordance with the agreement.

       TAXES:
           As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information".

       DISTRIBUTIONS:
           The Fund currently has a policy of paying quarterly distributions on the Fund's Common Stock. Distributions are currently being made at the annual rate of 9% of the rolling average of the prior four calendar quarter-end NAVs of the Fund's Common Stock, with the fourth quarter distribution being the greater of 2.25% of the rolling average or the distribution required by IRS regulations. Distributions to Preferred Stockholders are recorded on an accrual basis and paid quarterly. Distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to stockholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributed in the following year.

       REPURCHASE AGREEMENTS:
           The Fund enters into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2. SECURITIES LENDING:
         The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. This income is included in interest income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily, typically, and specifically at December 31, 2002, in a registered money market fund, by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.

3. CAPITAL STOCK:
         The Fund currently has two issues of Preferred Stock outstanding: 7.80% Cumulative Preferred Stock and 7.30% Tax-Advantaged Cumulative Preferred Stock. Both issues of Preferred Stock have a liquidation preference of $25.00 per share.
         Under the Investment Company Act of 1940, the Fund is required to maintain an asset coverage of at least 200% for the Preferred Stock. In addition, pursuant to the Rating Agency Guidelines established by Moody's, the Fund is required to maintain a certain discounted asset coverage. The Fund has met these requirements since issuing Preferred Stock.
         The Fund is required to allocate long-term capital gain distributions and other types of income proportionately to distributions made to holders of shares of Common Stock and Preferred Stock. To the extent that distributions are not paid from long-term capital gains, net investment income or net short-term capital gains, they will represent a return of capital. The Fund issued 2,615,641 and 2,167,201 shares of Common Stock as reinvestment of distributions by Common Stockholders for the years ended December 31, 2002 and 2001, respectively.

4. INVESTMENT ADVISORY AGREEMENT:
         As compensation for its services under the Investment Advisory Agreement, Royce & Associates, LLC ("Royce") receives a fee comprised of a Basic Fee ("Basic Fee") and an adjustment to the Basic Fee based on the investment performance of the Fund in relation to the investment record of the S&P 600 SmallCap Index ("S&P 600").
         The Basic Fee is a monthly fee equal to 1/12 of 1% (1% on an annualized basis) of the average of the Fund's month-end net assets attributable to common stockholders plus liquidation value of Preferred Stock for the rolling 60-month period ending with such month. The Basic Fee for each month is increased or decreased at the rate of 1/12 of .05% for each percentage point that the investment performance of the Fund exceeds, or is exceeded by, the percentage change in the investment record of the S&P 600 for the performance period by more than two percentage points. The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12 of .5%. Accordingly, for each month, the maximum monthly fee rate as adjusted for performance is 1/12 of 1.5% and is payable if the investment performance of the Fund exceeds the percentage change in the investment record of the S&P 600 by 12 or more percentage points for the performance period, and the minimum monthly fee rate as adjusted for performance is 1/12 of .5% and is payable if the percentage change in the investment record of the S&P 600 exceeds the investment performance of the Fund by 12 or more percentage points for the performance period.
         Notwithstanding the foregoing, Royce is not entitled to receive any fee for any month when the investment performance of the Fund for the rolling 36-month period ending with such month is negative. In the event that the Fund's investment performance for such a performance period is less than zero, Royce will not be required to refund to the Fund any fee earned in respect of any prior performance period. Royce has voluntarily committed to waive the portion of its investment advisory fee attributable to an issue of the Fund's Preferred Stock for any month in which the Fund's average annual NAV total return since issuance of the Preferred Stock fails to exceed the applicable Preferred Stock dividend rate. For the year ended December 31, 2002, the Fund accrued and paid Royce advisory fees totaling $10,024,212, which is net of $665,068 voluntarily waived by Royce.

5. DISTRIBUTIONS TO STOCKHOLDERS:
         The tax character of distributions paid to stockholders during 2002 and 2001 was as follows:
         ---------------------------------------------------------------------
         Distributions paid from:              2002               2001
                                               ----               ----

           Ordinary income                  $ 6,028,029         16,631,761

           Long-term capital gain            67,429,684         52,580,727
                                             ----------         ----------

                                            $73,457,713        $69,212,488
                                            ===========        ===========
         ---------------------------------------------------------------------

         As of December 31, 2002, the tax basis components of distributable earnings included in stockholders' equity were as follows:
         ----------------------------------------------
         Post October Loss                  $  (199,915)

         Unrealized appreciation             66,341,806

         Accrued preferred distributions       (266,224)
                                            -----------

                                            $65,875,667
                                            ===========
         ----------------------------------------------

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6.  PURCHASES AND SALES OF INVESTMENT SECURITIES:
           For the year ended December 31, 2002, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, amounted to $290,458,749 and $274,219,404, respectively.

7.  TRANSACTIONS IN SHARES OF AFFILIATED COMPANIES:
           An "Affiliated Company", as defined in the Investment Company Act of 1940, is a company in which a Fund owns 5% or more of the company's outstanding voting securities. The Fund effected the following transactions in shares of such companies during the year ended December 31, 2002:

------------------------------------------------------------------------------------------------------------------------------------
                                         Purchases                  Sales
                                    -------------------      --------------------


        Affiliated Company           Shares       Cost       Shares          Cost      Realized Gain (Loss)      Dividend Income
        ------------------           ------       ----       ------          ----      --------------------      ---------------

Open Plan Systems                       --         --         376,000     $  927,874        $  (924,114)                  --

PCD                                   5,300     $  2,756      482,900      2,705,721         (2,659,433)                  --

Patriot Transportation Holdings         --         --          30,000        558,200            100,805                   --

Peerless Mfg.                           --         --           --            --                  --                      --

Richardson Electronics               10,000      106,750      190,300      1,375,899           (190,330)                $22,036

Richardson Electronics
  7.25% Conv. due 12/15/06              --         --           --            --                  --                      --

RockShox                                --         --       1,141,400        537,508            (69,534)                  --
------------------------------------------------------------------------------------------------------------------------------------

8.  PREFERRED STOCK PRESENTATION
           To reflect recent accounting guidance from the Securities and Exchange Commission, the Statement of Assets and Liabilities has been modified to present the liquidation value of Preferred Stock below Liabilities and above Net Assets Applicable to Common Stockholders. As revised, Preferred Stock is no longer included as a component of net assets of the Fund. Likewise, the Statement of Operations, the Statement of Changes in Net Assets, and the Financial Highlights have been revised to show distributions to Preferred Stockholders as a component of the net decrease in net assets applicable to Common Stockholders resulting from investment operations. These modifications do not change the amount of net assets applicable to Common Stockholders, the net asset value per share of Common Stock, or the total return per share of Common Stock.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF ROYCE VALUE TRUST, INC.
  We have audited the accompanying statement of assets and liabilities of Royce Value Trust, Inc., including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Royce Value Trust, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                              TAIT, WELLER & BAKER



Philadelphia, PA
January 15, 2003, except for Note 8, as to which the date is September 12, 2003.

ITEM 2: CODE(S) OF ETHICS - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 6: RESERVED.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES -

         In June 2003, in response to rules adopted by the Commission, Royce adopted written proxy voting policies and procedures (the "Proxy Voting Procedures") for itself, the Fund, and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. The Board of Directors of the Fund has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

         Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into "regularly recurring" and "non-regularly recurring" matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are usually voted as recommended by the issuer's board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer's board of directors or management. Royce's portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client's best interest to vote.

         In furtherance of Royce's goal to vote proxies in the best interests of its clients, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce's interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

ITEM 8: RESERVED.

ITEM 9: CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this amended report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE VALUE TRUST, INC.

BY: /s/ Charles M. Royce
    CHARLES M. ROYCE
    PRESIDENT

Date: October 1, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this amended report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE VALUE TRUST, INC.

BY: /s/ Charles M. Royce
    CHARLES M. ROYCE
    PRESIDENT

Date: October 1, 2003

ROYCE VALUE TRUST, INC.

BY: /s/ John D. Diederich
    JOHN D. DIEDERICH
    CHIEF FINANCIAL OFFICER

Date: October 1, 2003